Cover	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	001-33497
Entity Registrant Name	AMICUS THERAPEUTICS, INC.
Entity Central Index Key	0001178879
Entity Tax Identification Number	71-0869350
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	47 Hulfish Street
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08542
City Area Code	609
Local Phone Number	662-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock Par Value $0.01
Trading Symbol	FOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false